Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Nov. 04, 2020
Entity Registrant Name	FRONTIER FUNDS, INC.
Entity Central Index Key	0001014913
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Nov. 04, 2020
Document Effective Date	Nov. 04, 2020
Prospectus Date	Oct. 31, 2020
Frontier MFG Core Infrastructure Fund | Service Class
Prospectus:
Trading Symbol	FCIVX
Frontier MFG Core Infrastructure Fund | Institutional Class
Prospectus:
Trading Symbol	FMGIX
Frontier MFG Global Equity Fund | Service Class
Prospectus:
Trading Symbol	FMGSX
Frontier MFG Global Equity Fund | Institutional Class
Prospectus:
Trading Symbol	FMGEX
Frontier MFG Global Plus Fund | Service Class
Prospectus:
Trading Symbol	FMPSX
Frontier MFG Global Plus Fund | Class Y
Prospectus:
Trading Symbol	FMGYX
Frontier MFG Global Plus Fund | Institutional Class
Prospectus:
Trading Symbol	FMGPX
Frontier MFG Select Infrastructure Fund | Service Class Shares
Prospectus:
Trading Symbol	FMSSX
Frontier MFG Select Infrastructure Fund | Institutional Class Shares
Prospectus:
Trading Symbol	FMSIX